Condensed Consolidated Statemens of Operations (USD $)	3 Months Ended		9 Months Ended		42 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Compensation	57,500	69,489	172,500	184,489	736,701
Professional fees	31,249	12,890	164,345	41,431	881,475
Selling, general and administrative	64,406	45,653	204,782	207,367	432,131
Total operating expenses	153,155	128,032	541,627	433,287	2,050,307
Loss from operations	(153,155)	(128,032)	(541,627)	(433,287)	(2,050,307)
Other income (expense):
Interest expense	(19,767)	(552)	(45,881)	(1,651)	(53,006)
Interest expense - discount on notes	(115,143)		(246,229)		(246,229)
Change in fair value of derivative liabilities	(693,987)		166,078		166,078
Derivative expense			(727,442)		(727,442)
Loss on abandonment of land lease					(58,725)
Other income (expense) - net	(828,897)	(552)	(853,474)	(1,651)	(919,324)
Loss before income tax provision	(982,052)	(128,584)	(1,395,101)	(434,938)	(2,969,631)
Income tax provision
Net loss	$ (982,052)	$ (128,584)	$ (1,395,101)	$ (434,938)	$ (2,969,631)
Net loss per common share - basic and diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted average common shares outstanding	139,223,524	100,200,000	134,405,123	100,200,000